Schedule of investments
Delaware Ivy Core Equity Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.18%♦
Communication Services — 8.84%
Alphabet Class A	1,113,251	$ 202,778,670
AT&T	2,292,655	43,812,637
Meta Platforms Class A	162,513	81,942,305
		328,533,612
Consumer Discretionary — 7.45%
Amazon.com †	745,427	144,053,768
AutoZone †	23,236	68,873,827
Home Depot	186,550	64,217,972
		277,145,567
Consumer Staples — 4.02%
Costco Wholesale	115,274	97,981,747
Procter & Gamble	312,980	51,616,662
		149,598,409
Energy — 1.84%
ConocoPhillips	515,500	58,962,890
Schlumberger	200,328	9,451,475
		68,414,365
Financials — 22.26%
Allstate	366,383	58,496,710
American Express	253,243	58,638,417
Aon Class A	153,048	44,931,832
Blackstone	396,954	49,142,905
Capital One Financial	698,222	96,668,836
CME Group	301,483	59,271,558
Fiserv †	565,157	84,230,999
JPMorgan Chase & Co.	320,970	64,919,392
KKR & Co.	1,061,197	111,680,372
Mastercard Class A	140,085	61,799,899
Morgan Stanley	857,600	83,350,144
Progressive	262,065	54,433,521
		827,564,585
Healthcare — 10.32%
Abbott Laboratories	650,881	67,633,045
Danaher	238,981	59,709,403
HCA Healthcare	331,156	106,393,799
UnitedHealth Group	202,881	103,319,178
Vertex Pharmaceuticals †	99,654	46,709,823
		383,765,248
Industrials — 4.97%
Airbus ADR	1,474,234	50,477,772
Howmet Aerospace	996,665	77,371,104
Hubbell	53,210	19,447,191
United Rentals	58,261	37,679,136
		184,975,203
Information Technology — 33.67%
Apple	805,023	169,553,944
Applied Materials	416,540	98,299,275
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microchip Technology	579,415	$ 53,016,473
Micron Technology	251,413	33,068,352
Microsoft	683,157	305,337,021
NVIDIA	1,612,112	199,160,317
Salesforce	176,842	45,466,078
SAP ADR	130,289	26,280,594
Seagate Technology Holdings	432,686	44,683,483
Taiwan Semiconductor Manufacturing ADR	616,452	107,145,522
TE Connectivity	583,973	87,847,058
Zebra Technologies Class A †	265,184	81,923,293
		1,251,781,410
Materials — 4.70%
Crown Holdings	584,826	43,505,206
Linde	175,935	77,202,038
Sherwin-Williams	181,279	54,099,092
		174,806,336
Utilities — 1.11%
NextEra Energy	580,461	41,102,443
		41,102,443
Total Common Stocks (cost $1,903,722,319)		3,687,687,178

Short-Term Investments — 0.95%
Money Market Mutual Funds — 0.95%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	8,868,714	8,868,714
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	8,868,713	8,868,713
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	8,868,714	8,868,714
NQ- IV001 [0624] 0824 (3772617)    1

Schedule of investments
Delaware Ivy Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	8,868,714	$ 8,868,714
Total Short-Term Investments (cost $35,474,855)		35,474,855

Total Value of Securities—100.13% (cost $1,939,197,174)		3,723,162,033
Liabilities Net of Receivables and Other Assets—(0.13%)		(4,772,428)
Net Assets Applicable to 202,183,328 Shares Outstanding—100.00%		$3,718,389,605

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [0624] 0824 (3772617)